VANGUARD EXPLORER(TM)FUND

Semiannual Report * April 30, 2002

STOCK

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WHAT YOU CAN CONTROL

As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.
     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.
     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.
     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.
     Under  our  unique  corporate  structure,  shareholders  like  you  own the
Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.
================================================================================
CONTENTS

Letter from the Chairman                      1
Report from the Advisers                      5
Fund Profile                                  8
Glossary of Investment Terms                  9
Performance Summary                          10
Financial Statements                         11

SUMMARY
* Vanguard Explorer Fund returned 15.7% during the six months ended April 30, 2002, capitalizing on the strength of small growth stocks.
* The nation's real (inflation-adjusted) gross domestic product surged at an estimated annual rate of 5.6% in the first three months of 2002.
* The Explorer Fund enjoyed success with the stocks of fast-growing companies in the consumer discretionary sector, a group that includes retailers, restaurants, and media companies.

LETTER FROM THE CHAIRMAN
                                                      [PHOTO OF JOHN J. BRENNAN]

Fellow Shareholder,

VANGUARD(R) EXPLORER(TM) FUND returned 15.7% during the six months ended April 30, 2002. Your fund capitalized on the strength of reasonably priced small growth stocks, outpacing the returns of its average peer, the broad market, and the Russell 2000 Growth Index, a barometer of small growth stocks.
     The table below presents the total returns for the Explorer Fund's Investor and Admiral(TM) Shares and for the relevant benchmarks. (Please note that Admiral Shares became available on November 12, 2001, so their return is not comparable with the returns of the Investor Shares and the fund's benchmarks.) Total return includes the change in capital value plus reinvested dividends. Page 4 provides a breakdown of the components of your fund's total return.

STOCKS ROSE IN A VOLATILE PERIOD
During the six months ended April 30, the U.S. stock market alternately surged and receded, but still produced a total return of 5.2%, as measured by the Wilshire 5000 Total Market Index. It was a solid gain and a welcome reversal from the declines of recent years. For those who had investments in small-capitalization stocks, the period was especially rewarding, as the small-cap Russell 2000 Index gained 20.0%. The large-cap Russell 1000 Index returned 3.4%.
     Across all market caps, value stocks--those with below-average prices relative to earnings, book value, and other measures--retained the lead they more or less have had over growth shares since the market's peak in March 2000. In international markets, however, the lead was reversed, with growth slightly outperforming value. U.S. and international markets did have a common denominator in the period: Their returns were hampered by slumping share prices in the troubled telecommunications industry, which was burdened by overcapacity, weak demand, and heavy debt.

===============================================
TOTAL RETURNS                  Six Months Ended
                                 April 30, 2002
-----------------------------------------------
VANGUARD EXPLORER FUND
  Investor Shares                         15.7%
  Admiral Shares*                         11.5
Average Small-Cap Growth Fund**            8.2
Russell 2000 Growth Index                 10.4
Wilshire 5000 Index                        5.2
-----------------------------------------------
*Since inception, November 12, 2001.
**Derived from data provided by Lipper Inc.

THE U.S. ECONOMY REBOUNDED
A modest economic recovery set the stage for the turnaround in the stock market. The recession that began in March 2001 seemed to have ended even before the year came to a close. After falling in the third quarter of 2001, the nation's real (inflation-adjusted) gross domestic product rose in the fourth quarter, then surged at an estimated annual rate of 5.6% in the first three months of 2002. The strong growth was bolstered by heavy investment in inventories and housing, by government defense expenditures, and by consumer spending, which never really slackened despite the economic slowdown. The job market, however, still had not caught up with the improving economy. In April the unemployment rate reached 6.0%--the highest level in almost eight years, though still low compared with the jobless rates following past recessions.


MARKET BAROMETER                                                   Total Returns
                                                    Periods Ended April 30, 2002

                                                  Six           One         Five
                                               Months          Year       Years*
--------------------------------------------------------------------------------
STOCKS
 Russell 1000 Index (Large-caps)                 3.4%        -12.0%         7.9%
 Russell 2000 Index (Small-caps)                20.0           6.7          9.7
 Wilshire 5000 Index (Entire market)             5.2          -9.9          7.7
 MSCI EAFE Index (International)                 5.5         -13.9          1.3
--------------------------------------------------------------------------------
BONDS
 Lehman Aggregate Bond Index                     0.0%          7.8%         7.7%
  (Broad taxable market)
 Lehman 10 Year Municipal Bond Index             1.2           7.2          6.5
 Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                       1.0           2.9          4.8
================================================================================
CPI
 Consumer Price Index                            1.2%          1.6%         2.3%
--------------------------------------------------------------------------------
*Annualized.

     The economy was helped along by the Federal Reserve Board, which made 11 cuts in its target for short-term interest rates in 2001, including two during your fund's fiscal half-year. The cuts brought the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System--to 1.75%, the lowest level in four decades. Bonds Stagnated The Fed's rate cuts, the recovering economy, and concerns that the Fed may start raising interest rates before year-end caused yields on longer-term bonds to rise. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade U.S. bond market, barely broke even for the six months, as falling prices completely offset interest income (bond prices move in the opposite direction from interest rates). Problems in the telecom industry made the situation worse--bonds issued by these companies fell drastically in price. The returns for high-yield ("junk") bonds were a notable exception to bonds' overall low returns: The Lehman High Yield Index gained 6.6% for the six months.
     The yield of the 10-year U.S. Treasury note rose 86 basis points (0.86 percentage point) during the six months to end the period at 5.09%. The yield of the 3-month Treasury bill--which follows the Fed's rate changes with a slight lag--fell 25 basis points to 1.76%.

REASONABLY PRICED GROWTH STOCKS RALLY
During the first half of its 2002 fiscal year, Vanguard Explorer Fund earned strong returns from the stocks of fast-growing companies in the consumer discretionary sector. Restaurants, retailers, and other businesses that compete for consumers' discretionary dollars thrived as shoppers spent freely through the economic slowdown. On average, these stocks made up 24% of Explorer's assets--a high weighting relative to other small-cap growth-stock portfolios. The fund held some of this strong sector's better performers, too.
     The Explorer Fund also enjoyed success with its auto & transportation and financial services stocks. Like consumer discretionary stocks, these sectors boast companies with good growth prospects but more attractive valuations than traditional growth-stock sectors such as technology.

DIVERSIFICATION, PATIENCE, AND COST
The characteristics that made Explorer a strong relative performer during the past six months have also worked against it at times. In the growth-stock mania of the late 1990s, when momentum investing ruled the day, Explorer's attention to valuation was a liability, at least on a relative basis. And if the most highly valued small growth stocks return to favor, Explorer's emphasis on growth and price, a strategy employed by the five different investment advisers listed in the table above, could again hold back the performance of your fund relative to those of its most aggressive peers for a time.

================================================================================
FUND ASSETS MANAGED                                               April 30, 2002
                                                         -----------------------
                                                         $ Million    Percentage
--------------------------------------------------------------------------------
Granahan Investment Management, Inc.                        $1,613           32%
Wellington Management Company, llp                           1,242           25
Grantham, Mayo, Van Otterloo & Co. LLC                         912           18
Vanguard Quantitative Equity Group                             592           12
Chartwell Investment Partners                                  383            8
Cash Investments*                                              251            5
--------------------------------------------------------------------------------
Total                                                       $4,993          100%
--------------------------------------------------------------------------------
*This cash is invested by The Vanguard Group in equity index products to simulate investment in stocks. Each adviser may also maintain a modest cash position.

     Our advice is to view periods of outperformance and underperformance from the same perspective: that is, within the context of a diversified investment plan. All asset classes and investment styles fall into and out of favor. It's wise to ignore their periodic rallies and retreats and simply allow your portfolio to benefit from the interest, earnings, and dividends generated over time by the financial markets. Finally, it's important to keep your investment costs low so that a greater share of the market's returns can accrue to your benefit.

     We thank you for entrusting your hard-earned money to us. We look forward to reporting to you six months hence.
Sincerely,
Sincerely,

/S/ JOHN J. BRENNAN

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
May 14, 2002

John J. Brennan


================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: October 31, 2001-April 30, 2002

                                                                Distributions
                                                                  Per Share
                                                           ---------------------

                                 Starting        Ending         Income   Capital
                              Share Price   Share Price      Dividends     Gains
--------------------------------------------------------------------------------
VANGUARD EXPLORER FUND
 Investor Shares                   $51.91        $59.94         $0.105     $0.00
 Admiral Shares                     50.00*        55.65          0.107      0.00
--------------------------------------------------------------------------------
*At inception on November 12, 2001.

REPORT FROM THE ADVISERS
Vanguard Explorer Fund earned 15.7% during the six months ended April 30, 2002, with nearly all of the gain coming during the first three months of the period. After a very difficult fiscal 2001, the fine start to fiscal 2002 was most welcome. The Explorer Fund not only outpaced the broad stock market (a 5.2% return) but also bested our comparative standards--the average small-cap growth fund (8.2%) and the Russell 2000 Growth Index (10.4%).

THE INVESTMENT ENVIRONMENT
Stocks bounced back sharply in the first few months following the September 11 terrorist attacks. Although small growth stocks joined in this rebound, small value stocks were the strongest performers over the full six months.
     Although economic data have indicated improvement, the backdrop remains murky. Many companies remain guarded in their outlook, as new orders have not been cascading in. Given this environment, it's difficult to forecast earnings for this year, let alone for 2003. But unless we experience a double-dip recession, earnings should improve as economic activity expands.
     In the Russell 2000 Growth Index, the strongest performers during the half-year--all with gains of roughly 30%--were consumer discretionary (for example, retailers and restaurants), producer durables (a diverse collection of manufacturers, equipment suppliers, and homebuilders), and auto & transportation stocks. The weakest sector, by far, was utilities, where many telecommunications-related stocks suffered big losses. Technology, despite a good start, fizzled its way to a -;5% total return.

THE FUND'S SUCCESSES
Each of our "big three" industry concentrations--health care, consumer discretionary, and technology, which together accounted for an average of 61% of the fund's assets during the six months--produced better results than the same sectors within the Russell 2000 Growth Index.
Our largest concentration, averaging 24% of assets, was in the consumer discretionary group, where we earned more than 39% during the period, versus 31% for the index's stocks. Our health care holdings (20% of assets, on average) returned nearly 5% during the half-year, while the health care stocks within the index lost about -;7%. And technology, our third-largest weighting, eked out a gain of 1%, considerably better than the -;5% loss for tech stocks in the index.
--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY
The fund reflects a belief that superior long-term investment results can be achieved by selecting a diversified group of small-company stocks with prospects for above-average growth.
--------------------------------------------------------------------------------

     In the auto & transportation group, we benefited from an overweighting--about 5% of Explorer's assets, on average, versus 2% for the index--and from strong stock selection. Our stocks earned about 41%, versus 30% for the stocks in the index.
     Among individual holdings, we had nice gains in the consumer discretionary group from such diverse firms as Pier 1 Imports, Expedia, Blockbuster, Furniture Brands International, PETsMART, Cox Radio, Career Education, and Circuit City. In the health care sector, winners included DENTSPLY International, Henry Schein, Triad Hospitals, and Caremark Rx.

THE FUND'S SHORTFALLS
The only sector in which the fund recorded losses was the utilities group, where a number of our holdings were hurt badly by continuing overcapacity in the telecommunications area. It helped that we were underweighted, but our -;41% total return was even worse than the -;25% decline of the index sector. One of our weak performers was Allegiance Telecom, which began the fiscal year as our largest holding in utilities.
     Relative to the index, our biggest performance shortfall was in producer durables, where our 19% return for the sector lagged the 31% gain within the index. And though our health care holdings outpaced those of the index, we had some disappointments in the group, including a number of biotechnology stocks and Thoratec, a medical equipment maker. Similarly, despite the outperformance of Explorer's tech stocks versus those in the index, some of our holdings had poor results, including Vignette, Enterasys Networks, and Corvis.

THE FUND'S POSITION
For many companies, the apparent rebound in economic activity has not yet materialized in the form of higher revenues and profits. Hence, many managements of firms in which we invest are not looking toward the economy's expansion as a source of growth. Rather, they're focused on cost reductions, internal growth initiatives, and acquisitions.
     Nevertheless, our holdings should benefit significantly when economic growth resumes in earnest. Although small-cap growth stocks are not cheap compared with historic averages, our stocks as a group have lower valuations than those in our benchmark index.
     In the technology sector, many companies remain under severe earnings pressure. But price declines in this group have created some opportunities, and our exposure to tech is now almost on a par with the index-sector weighting. It has paid to concentrate on the better-financed firms in this group, considering that a number of their competitors may not survive.

     We're somewhat overweighted in consumer discretionary stocks relative to the Russell 2000 Growth Index, although we have trimmed some holdings in light of the group's strong half-year performance.

Granahan Investment Management, Inc.
Wellington Management Company, LLP
Grantham, Mayo, Van Otterloo & Co. LLC
Vanguard Quantitative Equity Group
Chartwell Investment Partners

May 13, 2002

FUND PROFILE                                                As of April 30, 2002
    for EXPLORER FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 9.

============================================================
PORTFOLIO CHARACTERISTICS
                                           Best    Wilshire
                                 Fund      Fit*        5000
------------------------------------------------------------
Number of Stocks                  857     1,228       5,915
Median Market Cap               $1.1B     $0.8B      $29.1B
Price/Earnings Ratio            85.9x     88.6x       31.5x
Price/Book Ratio                 2.8x      3.2x        3.1x
Yield                                      0.4%        1.4%
  Investor Shares                0.0%
  Admiral Shares                 0.0%
Return on Equity                14.4%     16.0%       21.5%
Earnings Growth Rate            16.6%     17.6%       10.3%
Foreign Holdings                 1.9%      0.0%        0.0%
Turnover Rate                   70%**        --          --
Expense Ratio                                --          --
  Investor Shares             0.72%**
  Admiral Shares              0.63%**
Cash Investments                 4.0%        --          --
------------------------------------------------------------

============================================
TEN LARGEST HOLDINGS(% of total net assets)

DENTSPLY International Inc.             0.9%
 (medical)
Tidewater Inc.                          0.9
 (transportation)
Maxtor Corp.                            0.9
 (computer technology)
Coventry Health Care Inc.               0.7
 (health products & services)
Investment Technology Group, Inc.       0.7
 (securities brokers & services)
Triad Hospitals, Inc.                   0.7
 (health care)
Pier 1 Imports Inc.                     0.7
 (retail)
Western Digital Corp.                   0.7
 (computer technology)
Foot Locker, Inc.                       0.7
 (retail)
Oak Technology, Inc.                    0.6
 (electronics)
--------------------------------------------
Top Ten                                 7.5%
--------------------------------------------

============================================================
VOLATILITY MEASURES
                              Best                 Wilshire
                      Fund    Fit*     Fund            5000
------------------------------------------------------------
R-Squared             0.95    1.00     0.63            1.00
Beta                  0.80    1.00     1.24            1.00
------------------------------------------------------------

====================
INVESTMENT FOCUS
[GRAPHIC]
 MARKET CAP    Small
 STYLE        Growth
--------------------

============================================================
Sector Diversification (% of common stocks)
                                         Best       Wilshire
                             Fund        Fit*           5000
------------------------------------------------------------
Auto & Transportation        4.0%        2.2%           2.4%
Consumer Discretionary      26.8        23.3           15.4
Consumer Staples             1.6         2.1            7.4
Financial Services          10.5        11.4           21.7
Health Care                 20.9        20.5           13.8
Integrated Oils              0.0         0.0            3.7
Other Energy                 4.8         5.3            2.3
Materials & Processing       4.3         3.6            4.0
Producer Durables            7.7        11.6            3.9
Technology                  17.3        17.6           14.0
Utilities                    1.2         1.7            6.9
Other                        0.9         0.7            4.5
------------------------------------------------------------

*Russell 2000 Growth Index.
**Annualized.

                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                         As of April 30, 2002
    for EXPLORER FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

==============================================================
FISCAL-YEAR TOTAL RETURNS (%) October 31, 1991-April 30, 2002
[MOUNTAIN CHART]
                FUND         INDEX
  1992            13          -0.4
  1993          22.3          27.7
  1994           4.5          -0.9
  1995          17.5          20.6
  1996            18          13.3
  1997          18.9          21.2
  1998         -11.2         -15.9
  1999          25.1          29.3
  2000          42.6          16.2
  2001         -16.2         -31.5
  2002*         15.7          10.4
--------------------------------------------------------------
*Six months ended April 30, 2002.
Note: See Financial Highlights tables on pages 24 and 25 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                             Ten Years
                                    One     Five -------------------------------
                 Inception Date    Year    Years     Capital    Income    Total
--------------------------------------------------------------------------------
Explorer Fund
 Investor Shares     12/11/1967  13.60%   14.39%      12.47%     0.41%    12.88%
 Admiral Shares      11/12/2001  13.72*      --          --        --        --
--------------------------------------------------------------------------------
*Return since inception.

FINANCIAL STATEMENTS
    April 30, 2002 (unaudited)
STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

===============================================================================
                                                               Market
                                                               Value*
EXPLORER FUND                                    Shares         (000)
-------------------------------------------------------------------------------
COMMON STOCKS (89.4%)(1)
-------------------------------------------------------------------------------
AUTO & TRANSPORTATION (3.6%)
  Tidewater Inc.                              1,006,600        43,787
  C.H. Robinson Worldwide, Inc.                 619,500        19,496
* EGL, Inc.                                   1,131,200        19,400
  Polaris Industries, Inc.                      205,800        15,497
  BorgWarner, Inc.                              208,200        13,008
* Heartland Express, Inc.                       663,969        13,007
  Navistar International Corp.                  225,500         8,997
* Continental Airlines, Inc. Class B            250,700         6,518
  Easyjet Airline Co. PLC                       774,966         5,404
* Landstar System, Inc.                          53,700         5,257
  Airborne, Inc.                                242,600         5,032
* Knight Transportation, Inc.                   222,650         4,500
  Superior Industries
    International, Inc.                          45,000         2,321
* Atlantic Coast Airlines
    Holdings Inc.                               102,700         2,244
  Winnebago Industries, Inc.                     47,300         2,209
  Oshkosh Truck Corp.                            35,500         2,021
* Gulfmark Offshore, Inc.                        45,000         2,000
  Atlas Air Worldwide
    Holdings, Inc.                              114,200         1,424
  Frontier Airlines, Inc.                        88,850         1,373
* ExpressJet Holdings, Inc.                      63,200           907
  BE Avionics Inc.                               65,500           852
  Arctic Cat, Inc.                               43,200           840
  AirTran Holdings, Inc.                        117,000           654
* Sports Resorts International, Inc.             71,600           532
* Mesa Air Group Inc.                            43,200           428
  ArvinMeritor, Inc.                             13,200           418
* Offshore Logistics, Inc.                       12,200           246
                                                             ---------
                                                              178,372
                                                             ---------
CONSUMER DISCRETIONARY (24.0%)
  Pier 1 Imports Inc.                         1,385,650        33,186
* Foot Locker, Inc.                           2,072,800        32,647
  Callaway Golf Co.                           1,632,800        28,737
* The Corporate Executive
    Board Co.                                   738,600        28,067
* PETsMART, Inc.                              1,847,300        27,746
* Lamar Advertising Co. Class A                 623,600        26,771
  Ruby Tuesday, Inc.                          1,013,900        25,469
* Radio One, Inc. Class D                     1,131,400        24,212
* Borders Group, Inc.                           991,700        23,117
  Intrawest Corp.                             1,234,300        22,884
* Furniture Brands
    International Inc.                          511,500        20,885
* Expedia Inc.                                  241,000        19,481
* Six Flags, Inc.                             1,036,700        18,972
* Career Education Corp.                        421,700        18,955
* FreeMarkets, Inc.                             975,500        17,325
  Blockbuster Inc. Class A                      589,000        16,845
* Playboy Enterprises, Inc. Class B           1,279,700        16,802
* AMC Entertainment, Inc.                     1,133,100        16,430
* Pacific Sunwear of California                 654,500        16,349
* Stage Stores, Inc.                            500,000        15,995
*(2)LodgeNet Entertainment Corp.                889,100        15,915
* Chico's FAS, Inc.                             425,175        15,340

===============================================================================
                                                               Market
                                                               Value*
EXPLORER FUND                                    Shares         (000)
-------------------------------------------------------------------------------
* Bally Total Fitness Holding Corp.             690,800        15,094
  Ross Stores, Inc.                             362,500        14,721
* Insight Communications Co., Inc.              850,000        13,184
* Sinclair Broadcast Group, Inc.                975,600        13,024
* Shuffle Master, Inc.                          541,100        12,391
* Ticketmaster Class B                          525,000        12,353
* Cox Radio, Inc.                               413,500        11,843
* Entercom Communications Corp.                 224,200        11,714
* Michaels Stores, Inc.                         289,000        11,690
* The Yankee Candle Company, Inc.               532,300        11,679
  The Marcus Corp.                              673,600        11,653
* Insight Enterprises, Inc.                     436,900        11,403
* Direct Focus, Inc.                            250,900        11,215
* Dollar Tree Stores, Inc.                      281,100        10,721
* Corinthian Colleges, Inc.                     175,019        10,307
  ServiceMaster Co.                             735,300        10,294
* Overture Services, Inc.                       299,400        10,236
* Fisher Scientific International Inc.          358,350        10,206
* PLATO Learning, Inc.                          759,166        10,189
* Rent-A-Center, Inc.                           164,700         9,931
  Regis Corp.                                   329,000         9,890
* Teletech Holdings Inc.                        750,300         9,191
* Vans, Inc.                                    750,900         9,146
* United Natural Foods, Inc.                    381,500         9,137
* Universal Electronics, Inc.                   540,300         8,996
  Club Mediterranee SA                          217,200         8,784
* Cumulus Media Inc.                            462,707         8,667
  Tokyo Style Co., Ltd.                         969,000         8,664
* MTR Gaming Group Inc.                         493,200         8,266
* SOURCECORP, Inc.                              275,000         8,250
  G & K Services, Inc.                          199,200         8,217
* Activision, Inc.                              260,800         8,210
* Westwood One, Inc.                            223,346         8,040
* GTech Holdings Corp.                          133,000         7,968
* Hollywood Entertainment Corp.                 358,800         7,406
* Hot Topic, Inc.                               326,700         7,370
* Value Vision International, Inc.
    Class A                                     367,500         6,942
* The Cheesecake Factory                        165,100         6,873
* AnnTaylor Stores Corp.                        157,400         6,842
  Phillips-Van Heusen Corp.                     445,000         6,782
* Action Performance Cos., Inc.                 142,900         6,723
* THQ Inc.                                      177,900         6,237
* DiamondCluster
    International, Inc.                         458,700         5,780
* ITT Educational Services, Inc.                108,600         5,501
  Sonic Automotive, Inc.                        138,300         5,318
  Applebee's International, Inc.                134,600         5,255
  IKON Office Solutions, Inc.                   400,700         5,209
* Sylvan Learning Systems, Inc.                 186,200         5,139
* Jack in the Box Inc.                          160,800         5,134
  The McClatchy Co. Class A                      85,600         5,118
* Timberland Co.                                125,000         5,100
* FTI Consulting, Inc.                          139,300         4,990
* Copart, Inc.                                  319,600         4,919
* Coinstar, Inc.                                152,100         4,902
* Edison Schools Inc.                           948,600         4,866
* American Eagle Outfitters, Inc.               187,850         4,777
* Metro-Goldwyn-Mayer Inc.                      293,250         4,736
* SCP Pool Corp.                                144,800         4,589
* The Topps Co., Inc.                           433,000         4,430
* P.F. Chang's China Bistro, Inc.                58,400         4,231
* Men's Wearhouse, Inc.                         171,700         4,227
  Argosy Gaming Co.                             117,100         4,216
* Panera Bread Co.                               62,400         4,185
* Sonic Corp.                                   140,350         4,114
* Weight Watcher
    International, Inc.                         108,000         4,078
* Cost Plus, Inc.                               136,900         4,032
* Electronics Boutiqu
    Holdings Corp.                              141,325         4,019
* The Children's Place
    Retail Stores, Inc.                         112,500         3,895
Fred's, Inc.                                     97,450         3,793
University of Phoenix                           117,133         3,767
Too Inc.                                        122,100         3,681
Blyth, Inc.                                     123,000         3,659
Lee Enterprises, Inc.                            92,900         3,646
  The Pep Boys
    (Manny, Moe & Jack)                         184,900         3,541
* Lightbridge, Inc.                             291,900         3,447
  Education Management Corp.                     79,900         3,445
* Group 1 Automotive, Inc.                       78,200         3,428
* Lands' End, Inc.                               67,900         3,415
* Waste Connections, Inc.                        96,000         3,389
  Oshkosh B' Gosh, Inc. Class A                  80,000         3,348
  Strayer Education, Inc.                        57,400         3,249
* Tuesday Morning Corp.                         121,100         3,227
* United Stationers, Inc.                        82,700         3,226
  Circuit City Stores, Inc. -
    CarMax Group                                107,100         3,159
* iVillage Inc.                               1,720,400         3,131
* Pre-Paid Legal Services, Inc.                 102,800         3,008
  Ryan's Family Steak
    Houses, Inc.                                111,700         2,927
* Metro One
    Telecommunications, Inc.                    149,200         2,656
* Renaissance Learning, Inc.                     76,000         2,627
* Pegasus Communications Corp.
    Class A                                   1,259,800         2,608
* ProQuest Co.                                   63,800         2,597
* InterTAN, Inc.                                213,100         2,589
  MPS Group, Inc.                               287,000         2,583
* MAXIMUS, Inc.                                  81,100         2,514

===============================================================================
                                                               Market
                                                               Value*
                                                 Shares         (000)
-------------------------------------------------------------------------------
* Spanish Broadcasting
    System, Inc.                                154,700         2,483
* Acclaim Entertainment Inc.                    459,500         2,463
* Global Sports, Inc.                           182,000         2,357
  Skechers U.S.A., Inc.                         100,800         2,344
  Kenneth Cole Productions, Inc.                 86,300         2,330
  The Wet Seal, Inc. Class A                     65,100         2,320
  O'Reilly Automotive, Inc.                      71,400         2,313
* Mandalay Resort Group                          63,600         2,281
* MemberWorks, Inc.                             130,700         2,274
  The Gymboree Corp.                            123,300         2,249
  Footstar Inc.                                  75,700         2,232
  American Woodmark Corp.                        32,600         2,201
  Matthews International Corp.                   79,942         2,182
  JAKKS Pacific, Inc.                           113,100         2,179
  Alliance Gaming Corp.                         144,800         2,155
  Fossil, Inc.                                   77,400         2,148
* Right Management
    Consultants, Inc.                            78,100         2,085
  Papa John's International, Inc.                65,700         2,043
* Mohawk Industries, Inc.                        30,827         1,983
  4Kids Entertainment Inc.                      114,000         1,961
* Station Casinos, Inc.                         103,100         1,907
* Take-Two Interactive
    Software, Inc.                               75,700         1,900
  Steven Madden, Ltd.                            93,700         1,830
* Rare Hospitality International Inc.            62,200         1,742
  Midway Games Inc.                             122,400         1,671
* ICT Group, Inc.                                66,900         1,669
  Quiksilver, Inc.                               67,000         1,635
  On Assignment, Inc.                            79,800         1,622
  Pittston Brink's Group                         57,800         1,591
* ProBusiness Services, Inc.                     80,200         1,574
  Wilsons The Leather Experts Inc.              108,600         1,518
* IHOP Corp.                                     41,600         1,512
  dELiA*s                                       226,600         1,493
  Penn National Gaming, Inc.                     38,600         1,484
* Priceline.com Inc.                            282,300         1,425
* Salem Communications Corp.                     55,300         1,354
  Tweeter Home Entertainment
   Group, Inc.                                   81,000         1,337
* Dendrite International, Inc.                   94,500         1,252
* Hollywood Media Corp.                         294,600         1,231
  Oakley, Inc.                                   60,100         1,197
  CoStar Group, Inc.                             49,900         1,188
* Christopher & Banks Corp.                      31,350         1,165
  Brown Shoe Co., Inc.                           55,300         1,125
  Nautica Enterprises, Inc.                      76,800         1,105
* Global Imaging Systems, Inc.                   56,600         1,080
* Administaff, Inc.                              44,100         1,012
  O'Charley's Inc.                               40,000         1,010
* Tropical Sportswear
    International Corp.                          36,600         1,010
  Acuity Brands, Inc.                            54,400         1,009
  Stein Mart, Inc.                               85,200         1,005
  Martha Stewart Living
    Omnimedia, Inc.                              55,800         1,004
* First Consulting Group, Inc.                  109,500           986
* Bright Horizons Family
    Solutions, Inc.                              32,300           968
  Hancock Fabrics, Inc.                          52,800           960
  Green Mountain Coffee, Inc.                    39,000           959
  Ultimate Electronics, Inc.                     31,300           905
* School Specialty, Inc.                         30,200           857
  CBRL Group, Inc.                               25,800           783
  Factory 2-U Stores Inc.                        48,400           670
* Wink Communications, Inc.                     336,000           655
  Navigant Consulting, Inc.                      99,300           643
  Wackenhut Corp.                                19,500           643
* Ameristar Casinos, Inc.                        19,300           601
  Aztar Corp.                                    24,500           570
  Deb Shops, Inc.                                18,600           558
  Cato Corp. Class A                             19,600           502
* Management Network
    Group Inc.                                   90,000           439
  TiVo Inc.                                     114,100           424
  Movie Gallery, Inc.                            20,400           409
* Urban Outfitters, Inc.                          6,500           197
* Scholastic Corp.                                3,500           178
* Choice Hotel International, Inc.                6,700           175
* MSC Industrial Direct Co., Inc.
    Class A                                       7,800           166
* Infogrames, Inc.                               13,000            85
* PriceSmart, Inc.                                2,100            81
* Trendwest Resorts, Inc.                         2,100            52
                                                           ----------
                                                            1,198,705
                                                           ----------
CONSUMER STAPLES (1.5%)
*(2)Wild Oats Markets Inc.                    1,286,900        14,130
* Hain Celestial Group, Inc.                    587,300        10,765
  Dial Corp.                                    310,700         6,518
* NBTY, Inc.                                    367,200         6,308
* American Italian Pasta Co.                    120,800         6,009
  Casey's General Stores, Inc.                  432,000         5,625
  Fleming Cos., Inc.                            187,400         4,130
  The Great Atlantic & Pacific
    Tea Co., Inc.                               130,300         3,338
  Dole Food Co.                                  90,200         3,001
  Nash-Finch Co.                                 62,200         1,866
  Universal Corp. VA                             43,200         1,836
  Performance Food Group Co.                     42,400         1,528
  Church & Dwight, Inc.                          51,100         1,461
* Del Monte Foods Co.                           131,500         1,391

 ===============================================================================
                                                               Market
                                                               Value*
EXPLORER FUND                                    Shares         (000)
-------------------------------------------------------------------------------
  Flowers Foods, Inc.                            51,700         1,349
  Interstate Bakeries Corp.                      52,000         1,284
  Vector Group Ltd.                              32,760           693
  J. M. Smucker Co.                               9,300           323
* National Beverage Corp.                        15,100           224
                                                              -------
                                                               71,779
                                                              -------
FINANCIAL SERVICES (9.4%)
* Investment Technology
    Group, Inc.                                 798,131        36,714
 Jefferies Group, Inc.                          601,200        27,950
 Avalonbay Communities, Inc. REIT               422,000        20,117
 Sun Communities, Inc. REIT                     440,100        17,868
 Legg Mason Inc.                                355,000        17,835
 Manufactured Home
    Communities, Inc. REIT                      525,550        17,669
 Regency Centers Corp. REIT                     591,600        17,393
 GATX Corp.                                     519,000        16,618
 Host Marriott Corp. REIT                     1,342,000        15,983
 Van Der Moolen Holding N.V. ADR                652,113        14,933
 Arthur J. Gallagher & Co.                      395,700        14,285
 Prentiss Properties Trust REIT                 446,000        13,715
 Global Payments Inc.                           329,120        12,645
 New York Community
    Bancorp, Inc.                               410,024        12,161
  America First Mortgage
    Investments, Inc. REIT                    1,294,000        11,775
  Westcorp, Inc.                                390,500        11,711
* BISYS Group, Inc.                             259,000         8,858
  Odyssey Re Holdings Corp.                     418,100         8,153
  Hilb, Rogal and Hamilton Co.                  220,600         8,114
  Brown & Brown, Inc.                           224,300         7,447
* InterCept, Inc.                               242,900         7,379
  John H. Harland Co.                           245,000         7,375
* Kronos, Inc.                                  165,800         6,740
* LaBranche & Co. Inc.                          236,100         6,469
  Doral Financial Corp.                         177,200         6,191
  Banco Latinoamericano
    de Exportaciones, SA Class E                319,000         5,933
  UCBH Holdings, Inc.                           148,900         5,874
  Hudson United Bancorp                         162,000         5,142
* Digital Insight Corp.                         216,200         4,110
  Affiliated Managers Group, Inc.                63,400         4,032
  FactSet Research Systems Inc.                 107,400         3,741
  Fair, Isaac & Co. Inc.                         65,850         3,670
* IndyMac Bancorp, Inc.                         138,200         3,490
  Community First Bankshares, Inc.              114,200         3,138
  PRG-Schultz International, Inc.               222,400         3,051
  First Midwest Bancorp, Inc.                    99,400         3,025
  Interactive Data Corp.                        173,300         3,024
* Actrade Financial
    Technologies, Ltd.                          181,200         3,015
* United Rentals, Inc.                          115,500         2,945
  S1 Corp.                                      289,300         2,595
  Dime Community Bancshares                     106,125         2,468
  Cousins Properties, Inc. REIT                  89,400         2,414
  NCO Group, Inc.                                81,900         2,280
  Chittenden Corp.                               66,125         2,185
* HomeStore.com, Inc.                           825,000         2,096
  Westamerica Bancorporation                     47,300         2,093
  BankAtlantic Bancorp, Inc.
    Class A                                     160,100         2,041
  McGrath Rent Corp.                             74,500         1,978
  Ventas, Inc. REIT                             140,100         1,891
  Mills Corp. REIT                               68,638         1,889
* Net.B@nk, Inc.                                116,800         1,875
* eFunds Corp.                                  117,500         1,868
  NDCHealth Corp.                                57,500         1,850
  Ohio Casualty Corp.                            95,500         1,845
  Boston Private Financial
    Holdings, Inc.                               66,100         1,775
  Oriental Financial Group Inc.                  79,970         1,743
  Independent Bank Corp. MA                      68,200         1,702
  Downey Financial Corp.                         31,200         1,657
  First Federal Financial Corp.                  57,000         1,630
  Triad Guaranty, Inc.                           36,400         1,627
  Sterling Bancshares, Inc.                     113,900         1,558
  Midwest Banc Holdings, Inc.                    55,400         1,537
* National Processing, Inc.                      51,400         1,534
  Archstone-Smith Trust REIT                     55,102         1,486
  Seacoast Banking Corp. of
    Florida Class A                              29,200         1,438
* SoundView Technology
    Group, Inc.                                 630,600         1,400
  Citizens Banking Corp.                         42,100         1,398
* Central Coast Bancorp                          67,000         1,392
  Chelsea Property Group REIT                    21,700         1,312
  Pennsylvania REIT                              50,100         1,288
  BlackRock, Inc.                                27,900         1,283
  Provident Bankshares Corp.                     48,600         1,267
* BKF Capital Group, Inc.                        37,000         1,175
  Clark/Bardes Inc.                              46,100         1,088
  R & G Financial Corp. Class B                  52,800         1,057
  JP Realty Inc. REIT                            39,600         1,045
  Independent Bank Corp. MI                      32,945         1,029
  Cathay Bancorp, Inc.                            9,100           777
  United National Bancorp                        29,600           681
  CVB Financial Corp.                            29,625           637
  CompuCredit Corp.                              81,600           636
* First Republic Bank                            17,500           579
* Philadelphia Consolidated
    Holding Corp.                                13,500           576
  Sterling Bancorp                               13,310           439
  Washington REIT                                14,800           416
  Student Loan Corp.                              3,300           321

===============================================================================
                                                               Market
                                                               Value*
                                                 Shares         (000)
-------------------------------------------------------------------------------
  First Source Corp.                             13,554           321
* Corrections Corp. of America                   13,900           240
  New Century Financial Corp.                     8,200           196
  CCBT Financial Cos. Inc.                        6,000           153
  National Penn Bancshares Inc.                   4,300           116
  First Bancorp/Puerto Rico                         700            23
                                                               -------
                                                               470,188
                                                               -------
HEALTH CARE (18.7%)
  DENTSPLY International Inc.                 1,168,350        46,348
* Coventry Health Care Inc.                   1,181,875        37,229
* Triad Hospitals, Inc.                         842,866        35,400
* Henry Schein, Inc.                            620,000        29,506
* Transkaryotic Therapies, Inc.                 651,800        25,981
  Mentor Corp.                                  640,200        25,640
* Caremark Rx, Inc.                           1,168,500        25,123
* Mid Atlantic Medical
    Services, Inc.                              679,700        24,761
* LifePoint Hospitals, Inc.                     560,800        23,554
* Regeneron Pharmaceuticals, Inc.               954,800        19,717
  Bausch & Lomb, Inc.                           524,000        18,848
* SangStat Medical Corp.                        788,300        18,367
* Beverly Enterprises, Inc.                   2,016,700        17,344
  IMS Health, Inc.                              800,000        16,488
* Humana Inc.                                   981,100        16,041
  Arrow International, Inc.                     335,500        15,919
* Biogen, Inc.                                  350,000        15,215
* Varian, Inc.                                  432,300        14,586
* Kindred Healthcare, Inc.                      309,200        13,759
  ICN Pharmaceuticals, Inc.                     496,900        13,744
* IDEXX Laboratories Corp.                      468,500        13,343
* Vertex Pharmaceuticals, Inc.                  614,000        13,060
* Chiron Corp.                                  305,000        12,343
*(2)Matria Healthcare, Inc.                     582,500        12,198
* Province Healthcare Co.                       305,600        11,769
* Accredo Health, Inc.                          180,200        11,664
* Sicor, Inc.                                   610,000        10,809
* Allscripts Healthcare
    Solutions, Inc.                           1,756,500        10,627
* Gilead Sciences, Inc.                         300,000         9,336
* Isis Pharmaceuticals, Inc.                    680,000         8,609
* Neurocrine Biosciences, Inc.                  259,900         8,548
* Cephalon, Inc.                                139,900         8,204
*(2)I-STAT Corp.                              1,247,300         8,182
* Sybron Dental Specialties, Inc.               413,733         8,151
* Cell Genesys, Inc.                            573,000         8,142
* Express Scripts Inc.                          124,350         7,860
* Cubist Pharmaceuticals, Inc.                  558,500         7,808
* Gene Logic Inc.                               493,117         7,658
* Endocare, Inc.                                385,600         7,400
* AdvancePCS                                    215,700         7,293
* AmSurg Corp.                                  231,500         6,714
* Charles River Laboratories, Inc.              222,400         6,661
  Diagnostic Products Corp.                     137,100         6,578
* Tularik, Inc.                                 570,300         6,558
  AmerisourceBergen Corp.                        79,569         6,167
* Kos Pharmaceuticals, Inc.                     220,400         5,730
* Renal Care Group, Inc.                        160,000         5,680
* Varian Medical Systems, Inc.                  130,600         5,662
* Abgenix, Inc.                                 395,300         5,578
* ImmunoGen, Inc.                               652,000         5,372
  Cooper Cos., Inc.                             101,000         5,353
* STERIS Corp.                                  237,900         5,269
* Barr Laboratories, Inc.                        76,978         5,131
* Covance, Inc.                                 254,100         5,100
* Wright Medical Group, Inc.                    258,200         4,895
* Taro Pharmaceutical
    Industries Ltd.                             220,300         4,835
* Stericycle, Inc.                               69,100         4,666
* PolyMedica Corp.                              119,100         4,640
* Immunomedics Inc.                             350,000         4,606
* Telik, Inc.                                   442,468         4,602
* Sequenom, Inc.                                771,100         4,542
* American Medical Systems
    Holdings, Inc.                              195,900         4,502
* EPIX Medical, Inc.                            322,200         4,240
* Amylin Pharmaceuticals, Inc.                  425,700         4,040
* NPS Pharmaceuticals Inc.                      135,300         4,033
* Ocular Sciences, Inc.                         129,800         3,888
* Salix Pharmaceuticals, Ltd.                   261,100         3,869
* Albany Molecular Research, Inc.               157,200         3,812
* DIANON Systems, Inc.                           58,103         3,812
* Medarex, Inc.                                 374,000         3,792
* Sunrise Assisted Living, Inc.                 126,600         3,419
* ILEX Oncology, Inc.                           207,200         3,396
* Integra LifeSciences Holdings                 173,000         3,374
  PSS World Medical, Inc.                       320,100         3,169
* Apria Healthcare Group Inc.                   120,700         3,137
  Kissei Pharmaceutical Co., Ltd.               213,000         2,930
* Edwards Lifesciences Corp.                    115,200         2,894
* Pharmaceutical Resources, Inc.                114,400         2,860
* CIMA Labs Inc.                                138,500         2,766
* Alkermes, Inc.                                136,000         2,739
* Indevus Pharmaceuticals, Inc.                 393,900         2,690
* InterMune Inc.                                 99,900         2,672
* MedSource Technologies, Inc.                  201,025         2,611
* Trimeris, Inc.                                 52,000         2,493
  Emisphere Technologies, Inc.                  162,600         2,491
* Gentiva Health Services, Inc.                  91,200         2,472
* Human Genome Sciences, Inc.                   145,000         2,282
  IGEN International, Inc.                       54,600         2,258
* Scios, Inc.                                    70,700         2,187
* Celera Genomics Group-
    Applera Corp.                               136,800         2,140
* Possis Medical Inc.                           128,900         2,020

  ==============================================================================
                                                               Market
                                                               Value*
 EXPLORER FUND                                   Shares         (000)
 -------------------------------------------------------------------------------
  Sola International Inc.                       140,700         2,019
* Eclipsys Corp.                                115,300         1,846
* Ligand Pharmaceuticals Inc.
    Class B                                     116,200         1,809
* Martek Biosciences Corp.                       62,200         1,799
* CryoLife Inc.                                  60,450         1,781
* Conceptus, Inc.                                94,100         1,702
* BioMarin Pharmaceutical Inc.                  281,000         1,694
* Haemonetics Corp.                              50,400         1,670
* Cerus Corp.                                    32,200         1,649
* Genta Inc.                                    119,200         1,602
* Endo Pharmaceuticals
    Holdings, Inc.                              136,200         1,576
* Bruker Daltonics, Inc.                        208,800         1,560
* Enzo Biochem, Inc.                             85,617         1,550
* aaiPharma Inc.                                 55,200         1,542
* Theragenics Corp.                             170,300         1,529
  Alpharma, Inc. Class A                         89,100         1,524
* CV Therapeutics, Inc.                          51,600         1,493
  Pediatrix Medical Group, Inc.                  31,000         1,457
* Incyte Genomics, Inc.                         176,600         1,450
  Invacare Corp.                                 38,300         1,449
  Option Care, Inc.                              72,500         1,362
* Impath, Inc.                                   57,201         1,354
* Kendle International Inc.                      78,100         1,327
* Cyberonics, Inc.                               96,100         1,302
* Lexicon Genetics Inc.                         160,200         1,282
* Diversa Corp.                                 115,800         1,274
* Arena Pharmaceuticals, Inc.                   155,500         1,267
  The Med-Design Corp.                           89,900         1,259
* Neose Technologies, Inc.                       50,500         1,211
  Serologicals Corp.                             58,000         1,190
* Select Medical Corp.                           74,600         1,123
* Cell Therapeutics, Inc.                        89,700         1,114
  American Healthways Inc.                       41,250         1,112
* Nabi Biopharmaceuticals                       175,300         1,101
* Noven Pharmaceuticals, Inc.                    54,600         1,097
* Aksys, Ltd.                                   167,400         1,088
  Vital Signs, Inc.                              28,200         1,086
* Digene Corp.                                   47,500         1,084
* Pharmacopeia, Inc.                             93,200         1,081
  Magellan Health Services, Inc.                144,000         1,073
* NaPro BioTherapeutics, Inc.                   151,200         1,051
  Novoste Corp.                                 165,500         1,026
  Thoratec Corp.                                124,500         1,022
* Advanced Tissue Sciences Inc.                 332,800           915
* CONMED Corp.                                   33,300           899
* Bio-Technology General Corp.                  176,900           867
  SonoSite, Inc.                                 46,100           855
* Syncor International Corp.                     27,100           847
  Array BioPharma Inc.                           85,300           833
* AVI BioPharma, Inc.                           115,200           829
  Urologix, Inc.                                 59,200           816
* BriteSmile, Inc.                              153,000           796
* INAMED Corp.                                   20,400           751
  Biosite Inc.                                   23,700           741
  Pharmacyclics, Inc.                           114,200           702
* Transgenomic, Inc.                            111,000           671
  Corixa Corp.                                  122,100           670
* K-V Pharmaceutical Co. Class B                 20,300           641
  Datascope Corp.                                20,000           629
* Cobalt Corp.                                   32,100           620
* Impax Laboratories, Inc.                       89,300           616
* CorVel Corp.                                   17,900           593
* Dynacq International, Inc.                     32,900           549
* Genencor International Inc.                    46,400           490
  Triangle Pharmaceuticals, Inc.                 97,100           476
* BioSphere Medical Inc.                         76,900           458
* Keryx Biopharmaceuticals, Inc.                119,000           388
* Tanox, Inc.                                    32,100           384
  Closure Medical Corp.                          25,000           373
  Perrigo Co.                                    28,300           353
  ArthroCare Corp.                               21,900           351
* Collagenex Pharmaceuticals, Inc.               34,000           331
* Versicor, Inc.                                 24,600           308
* Applied Molecular Evolution                    40,000           299
* Advanced Neuromodulation
    Systems, Inc.                                 9,100           282
* Genelabs Technologies, Inc.                   369,500           281
* Genome Therapeutics Corp.                      56,300           221
* Novavax, Inc.                                  23,400           117
  Organogenesis, Inc.                            44,300            21
  Endo Pharmaceutical
    Warrants Exp. 3/31/2003                      15,900             7
                                                            ---------
                                                              933,468
                                                            ---------

MATERIALS & PROCESSING (3.8%)
  Precision Castparts Corp.                     450,200        15,924
  Granite Construction Co.                      647,950        14,974
* Cytec Industries, Inc.                        417,200        13,763
  Cambrex Corp.                                 318,800        13,099
  Minerals Technologies, Inc.                   261,600        13,080
* Dycom Industries, Inc.                        834,500        12,626
  Yamato Kogyo Co., Ltd.                      2,405,000        12,606
  IMC Global Inc.                               991,700        12,495
  Bowater Inc.                                  260,000        12,397
  Valmont Industries, Inc.                      589,500        12,197
  Wellman, Inc.                                 723,400        12,008
  Croda International PLC                     1,680,100         6,868
  Getty Realty Holding Corp.                    338,600         6,383
  Airgas, Inc.                                  193,400         3,189
* Intermagnetics General Corp.                  123,524         3,104
  Elcor Corp.                                   111,100         2,997
  Apogee Enterprises, Inc.                      215,300         2,960
  Shaw Group, Inc.                               90,500         2,763

===============================================================================
                                                               Market
                                                               Value*
                                                  Shares         (000)
-------------------------------------------------------------------------------
  Ferro Corp.                                    89,400         2,532
* Ivex Packaging Corp.                           85,200         1,960
  RPM Inc. OH                                   108,000         1,831
* Simpson Manufacturing Co.                      22,800         1,498
* Paxar Corp.                                    84,500         1,411
  Lone Star Technologies, Inc.                   51,700         1,378
  Mueller Industries Inc.                        40,200         1,370
  N L Industries, Inc.                           68,200         1,132
  USEC Inc.                                     137,800           943
* Cadiz Inc.                                     76,250           839
  Interface, Inc.                               102,700           827
* Medis Technology Ltd.                         106,645           711
* Valence Technology Inc.                       257,100           594
* Buckeye Technology, Inc.                       42,000           462
  Hughes Supply, Inc.                            10,600           442
  Spartech Corp.                                 11,200           299
  Liqui-Box Corp.                                 3,900           261
  Forest City Enterprise Class A                  4,600           177
  Zapata Corp.                                    1,000            28
                                                              --------
                                                               192,128
                                                              --------
OTHER ENERGY (4.3%)
  Helmerich & Payne, Inc.                       607,400        25,031
* Grey Wolf, Inc.                             4,860,800        22,117
*(2)TETRA Technologies, Inc.                    763,300        21,861
  St. Mary Land & Exploration Co.               891,000        21,553
* Unit Corp.                                    757,600        14,788
  Carbo Ceramics Inc.                           316,900        11,941
* Core Laboratories NV                          733,600        11,004
  Sunoco, Inc.                                  315,500        10,847
* Spinnaker Exploration Co.                     181,800         7,790
* Patterson-UTI Energy, Inc.                    172,700         5,526
* Smith International, Inc.                      77,900         5,457
  Equitable Resources, Inc.                     132,800         4,774
  Frontier Oil Corp.                            168,500         3,539
* Ultra Petroleum Corp.                         397,900         3,505
* Superior Energy Services, Inc.                305,100         3,405
* Plains Resources Inc.                         113,200         3,102
  Patina Oil & Gas Corp.                         84,000         3,041
  XTO Energy, Inc.                              142,350         2,904
* Oceaneering International, Inc.               103,400         2,740
* Pioneer Natural Resources Co.                 113,500         2,723
* Pride International, Inc.                     141,500         2,630
  Vintage Petroleum, Inc.                       190,500         2,629
* Chesapeake Energy Corp.                       297,000         2,539
* Key Energy Services, Inc.                     204,900         2,490
* Hydrill Co.                                    68,200         1,740
  Stone Energy Corp.                             41,000         1,738
* Key Production Co., Inc.                       79,900         1,710
* Comstock Resources, Inc.                      169,900         1,572
* PetroQuest Energy, Inc.                       204,700         1,390
  Prima Energy Corp.                             49,300         1,228
  Newpark Resources, Inc.                       138,200         1,157
  Seitel, Inc.                                  128,300         1,033
  Horizon Offshore, Inc.                         94,200           933
* Veritas DGC Inc.                               46,800           847
* Denbury Resources, Inc.                        86,300           793
* Houston Exploration Co.                        24,600           762
* W-H Energy Services, Inc.                      19,600           505
* Clayton Williams Energy, Inc.                  35,900           476
  RPC Inc.                                       29,600           464
* ATP Oil & Gas Corp.                           113,300           442
* Emex Corp.                                    136,266           342
  The Meridian Resource Corp.                    70,400           315
* Energy Partners, Ltd.                          30,000           258
                                                            ---------
                                                              215,641
                                                             --------
PRODUCER DURABLES (6.9%)
* Mettler-Toledo International Inc.             709,100        27,265
* AGCO Corp.                                  1,089,700        24,758
* Polycom, Inc.                                 961,500        19,826
* Headwaters Inc.                             1,100,100        19,582
* Palm Harbor Homes, Inc.                       703,108        16,488
  Donaldson Co., Inc.                           339,100        14,632
* NVR, Inc.                                      38,900        14,383
* Garmin Ltd.                                   512,000        11,525
* Plantronics, Inc.                             512,800        10,800
  Lindsay Manufacturing Co.                     433,050        10,610
* Alliant Techsystems, Inc.                      92,250         9,935
* Ultratech Stepper, Inc.                       577,300         9,855
* DuPont Photomasks, Inc.                       180,950         7,053
* Varian Semiconductor
    Equipment Associates, Inc.                  146,000         6,821
  Ametek Aerospace Products Inc.                155,800         6,034
* Photronics Labs Inc.                          157,900         5,203
*(2)Ibis Technology Corp.                       550,000         5,187
* Crown Castle International Corp.              668,400         4,879
* Veeco Instruments, Inc.                       164,500         4,874
* Itron, Inc.                                   134,000         4,777
* Zygo Corp.                                    271,900         4,652
* SpectraLink Corp.                             437,900         4,611
* Electro Scientific Industries, Inc.           152,600         4,587
* MKS Instruments, Inc.                         130,300         4,416
* Photon Dynamics, Inc.                          89,700         4,345
* Cymer, Inc.                                    90,300         4,268
  Graco, Inc.                                    91,750         4,107
* Kulicke & Soffa Industries, Inc.              216,800         3,933
* LAM Research Corp.                            140,200         3,598
  Briggs & Stratton Corp.                        85,000         3,583
* Brooks Automation, Inc.                        88,000         3,137
  The Manitowac Co., Inc.                        63,700         2,784
* MICROS Systems, Inc.                           96,600         2,705
* United Defense Industries Inc.                 96,300         2,619
  D. R. Horton, Inc.                             97,722         2,521
  Engineered Support Systems, Inc.               51,000         2,519
  Champion Enterprises, Inc.                    303,300         2,517

 ===============================================================================
                                                               Market
                                                               Value*
 EXPLORER FUND                                   Shares         (000)
 -------------------------------------------------------------------------------
  ATMI, Inc.                                     76,300         2,327
* Dionex Corp.                                   93,300         2,298
* Tollgrade Communications, Inc.                103,700         2,085
* LTX Corp.                                      93,000         1,973
  Helix Technology Corp.                         70,600         1,910
  C-COR Electronics, Inc.                       173,800         1,901
  Roper Industries Inc.                          41,100         1,890
  Woodward Governor Co.                          27,300         1,879
  C & D Technologies, Inc.                       77,800         1,789
* FEI Co.                                        67,300         1,779
  Technitrol, Inc.                               68,900         1,750
  Beazer Homes USA, Inc.                         19,600         1,735
  Belden, Inc.                                   71,900         1,721
  FSI International, Inc.                       140,100         1,671
  Cohu, Inc.                                     54,400         1,524
  Rayovac Corp.                                  95,000         1,511
* TRC Cos., Inc.                                 62,400         1,423
* Therma-Wave Inc.                               99,400         1,406
  X-Rite Inc.                                   150,200         1,314
  Nordson Corp.                                  42,400         1,314
* Powell Industries, Inc.                        54,900         1,290
* Genlyte Group, Inc.                            29,300         1,284
  General Cable Corp.                           109,000         1,251
* Arris Group Inc.                              143,700         1,247
  Terayon Communications
    Systems, Inc.                               497,000         1,193
  Somera Communications, Inc.                   153,700         1,099
  Astec Industries, Inc.                         54,300         1,013
  Lincoln Electric Holdings                      34,300           974
  Semitool, Inc.                                 65,700           929
  Teledyne Technologies, Inc.                    52,800           898
* Cable Design Technologies Corp.                65,700           826
* ADE Corp.                                      54,900           719
* Symmetricom Inc.                              104,000           666
* CUNO Inc.                                      13,700           483
* Triumph Group, Inc.                             8,800           405
* Andrew Corp.                                   22,600           375
* Flowserve Corp.                                 9,600           331
* Powerwave Technologies, Inc.                   11,400           136
  California Amplifier, Inc.                     18,600           114
* Wesco International, Inc.                      12,100            87
  American Technical Ceramics Corp.               2,700            19
                                                            ---------
                                                              345,928
                                                            ---------
TECHNOLOGY (15.5%)
* Maxtor Corp.                                6,217,080        43,084
* Western Digital Corp.                       5,332,000        33,005
* Oak Technology, Inc.                        2,075,257        29,531
* IDX Systems Corp.                           1,187,800        20,513
* Adaptec, Inc.                               1,127,400        16,573
* Actel Corp.                                   663,800        16,130
* Verity, Inc.                                1,144,000        15,261
* Cree, Inc.                                  1,242,500        14,649
* Monolithic System
    Technology, Inc.                          1,012,000        13,460
* 3Com Corp.                                  2,326,000        13,421
* Silicon Storage Technology, Inc.            1,228,300        12,185
* Palm, Inc.                                  3,767,200        11,942
* DSP Group Inc.                                557,100        11,822
* Trimble Navigation Ltd.                       712,450        11,820
* Ingram Micro, Inc. Class A                    787,600        11,704
* The TriZetto Group, Inc.                      931,600        10,993
* Fairchild Semiconductor Corp.                 398,900        10,746
* Sycamore Networks, Inc.                     3,093,200        10,455
* Openwave Systems Inc.                       1,777,200        10,166
* Planar Systems, Inc.                          407,600        10,145
* NetIQ Corp.                                   439,008         9,847
* eSPEED, Inc.                                  750,500         9,261
* Peregrine Systems, Inc.                     1,351,100         9,255
* Vignette Corp.                              3,400,400         8,739
* Sonus Networks, Inc.                        2,906,600         7,993
* SeaChange International, Inc.                 702,400         7,818
* Aeroflex, Inc.                                556,700         7,783
* Hyperion Solutions Corp.                      332,500         7,781
* Remec, Inc.                                   937,450         7,500
* Register.com, Inc.                            882,800         7,433
* Concurrent Computer Corp.                   1,072,500         7,347
* Corvis Corp.                                6,100,000         7,320
* DRS Technologies, Inc.                        150,500         6,961
* MSCi, Inc.                                    476,400         6,898
* Riverdeep Group PLC ADR                       330,000         6,636
* Advanced Fibre
    Communications, Inc.                        364,425         6,465
* Red Hat, Inc.                               1,360,300         6,244
* Sipex Corp.                                   631,000         6,177
* Hutchinson Technology, Inc.                   343,700         6,156
* Zebra Technologies Corp.
    Class A                                     106,100         6,013
* Perot Systems Corp.                           337,700         6,011
* Liberate Technologies, Inc.                 1,180,200         6,007
* ADTRAN Inc.                                   230,600         5,733
* CACI International, Inc.                      187,900         5,670
* GlobespanVirata, Inc.                         948,532         5,596
* Borland Software Corp.                        502,100         5,473
* Numerical Technologies, Inc.                  416,700         5,434
* Electronics for Imaging, Inc.                 302,075         5,410
* SERENA Software, Inc.                         388,300         5,339
* Caminus Corp.                                 285,300         5,327
* ManTech International Corp.                   204,000         4,831
* Harmonic, Inc.                                590,700         4,755
* FLIR Systems, Inc.                            119,200         4,753
* WebEx Communications, Inc.                    271,400         4,676
* Elantec Semiconductor, Inc.                   112,000         4,630
* Emulex Corp.                                  154,700         4,485
* Microtune, Inc.                               401,400         4,476

===============================================================================
                                                               Market
                                                               Value*
                                                 Shares         (000)
-------------------------------------------------------------------------------
* J.D. Edwards & Co.                            398,600         4,424
* RF Micro Devices, Inc.                        251,200         4,371
* MatrixOne, Inc.                               615,500         4,247
* Packeteer, Inc.                               589,500         4,127
* StorageNetworks, Inc.                       1,416,000         4,119
* Semtech Corp.                                 127,500         4,077
* Digitas Inc.                                  801,000         3,941
  Kopin Corp.                                   496,300         3,941
  Zoran Corp.                                   107,500         3,893
* Avant! Corp.                                  228,100         3,798
* Pixelworks, Inc.                              380,000         3,789
  Power Integrations, Inc.                      170,400         3,604
* TTM Technologies, Inc.                        435,475         3,579
  Websense, Inc.                                131,200         3,504
* Secure Computing Corp.                        277,600         3,489
  The Titan Corp.                               151,800         3,470
* MetaSolv, Inc.                                575,200         3,394
* SonicWALL, Inc.                               445,000         3,302
* OpenTV Corp. Class A                          756,300         3,207
* Black Box Corp.                                67,800         3,172
* InterVoice-Brite, Inc.                        704,700         3,101
* Exar Corp.                                    153,100         3,053
* Extreme Networks, Inc.                        338,800         3,046
* Concord Communications, Inc.                  160,000         3,008
* Stellent Inc.                                 570,000         3,004
* CommScope, Inc.                               185,800         2,951
* DMC Stratex Networks, Inc.                    690,000         2,898
  ESS Technology, Inc.                          177,700         2,838
* American Management
    Systems, Inc.                               123,200         2,819
* Intergraph Corp.                              162,500         2,763
* Alloy, Inc.                                   216,700         2,741
* Avocent Corp.                                 107,200         2,680
* Rambus Inc.                                   394,200         2,633
  F5 Networks, Inc.                             200,500         2,611
* Genesis Microchip Inc.                        108,000         2,593
  ANSYS, Inc.                                    97,200         2,479
* Xicor, Inc.                                   246,200         2,462
* Parlex Corp.                                  193,000         2,461
* Sapient Corp.                                 500,000         2,440
  EDO Corp.                                      78,700         2,436
* Ulticom, Inc.                                 405,900         2,334
* Microsemi Corp.                               175,900         2,331
  RealNetworks, Inc.                            319,000         2,243
* JDA Software Group, Inc.                       71,200         2,153
* Progress Software Corp.                       124,900         2,105
* Catapult Communications Corp.                  83,600         2,095
* Systems & Computer
    Technology Corp.                            129,700         2,017
* Netro Corp.                                   714,000         1,992
* FileNET Corp.                                 110,500         1,906
  Inter-Tel, Inc.                                91,500         1,877
* Moldflow Corp.                                177,500         1,876
* McAfee.com Corp.                              136,400         1,821
  Manugistics Group, Inc.                       114,300         1,801
  Documentum, Inc.                               92,300         1,792
* Cognizant Technology
    Solutions Corp.                              38,000         1,786
  Kroll Inc.                                     95,300         1,767
  Answerthink Consulting
    Group, Inc.                                 273,900         1,767
* Silicon Image, Inc.                           182,100         1,757
* Virage Logic Corp.                             94,100         1,694
* Plexus Corp.                                   63,500         1,587
* BSQUARE Corp.                                 448,000         1,527
* Benchmark Electronics, Inc.                    49,800         1,514
* Iomega Corp.                                  118,040         1,487
* Integrated Circuit Systems, Inc.               68,500         1,363
* Read Rite Corp.                               380,600         1,351
* Pinnacle Systems, Inc.                        141,500         1,316
  Zomax Inc.                                    213,600         1,228
  Kana Software, Inc.                           117,900         1,213
* Computer Network
    Technology Corp.                            126,000         1,202
  RadiSys Corp.                                  80,600         1,182
* Interland Inc.                                425,000         1,071
* Excel Technology, Inc.                         41,600         1,069
  United Industrial Corp.                        41,100         1,040
  MSC.Software Corp.                             82,700         1,015
* SeeBeyond Technology Corp.                    290,000           998
  Digimarc Corp.                                 66,400           994
* Artisan Components, Inc.                       65,200           961
* LeCroy Corp.                                   57,700           923
* Roxio, Inc.                                    41,600           884
  SPSS, Inc.                                     49,800           883
  Forrester Research, Inc.                       48,400           883
* Predictive Systems, Inc.                      633,700           855
* AsiaInfo Holdings, Inc.                        83,500           850
* Lantronix, Inc.                               344,000           826
* INT Media Group, Inc.                         265,000           795
  Inktomi Corp.                                 327,200           759
* PLX Technology, Inc.                          102,000           759
* Ansoft Corp.                                   66,600           753
  Advanced Digital
    Information Corp.                            77,400           697
* Keane, Inc.                                    41,800           654
  Akamai Technologies, Inc.                     277,800           636
  Entrust, Inc.                                 150,400           630
  EPIQ Systems, Inc.                             34,700           592
* MicroStrategy Inc.                            341,400           591
* NYFIX, Inc.                                    53,200           536
* MRO Software Inc.                              36,300           525
* Datastream Systems, Inc.                       64,500           515
* AXT, Inc.                                      42,100           488

===============================================================================
                                                               Market
                                                               Value*
EXPLORER FUND                                    Shares         (000)
-------------------------------------------------------------------------------
  Spectrian Corp.                                41,900           458
* Ascential Software Corp.                      125,000           430
  BEI Technologies, Inc.                         21,900           429
  Centra Software, Inc.                         128,700           399
  Sanchez Computer Associates, Inc.              63,600           392
  Saba Software, Inc.                           117,600           345
* Siliconix, Inc.                                 8,900           282
* Gartner, Inc. Class A                          17,700           207
  InFocus Corp.                                  13,000           168
* Merix Corp.                                     7,600           127
  Visual Networks, Inc.                          92,500           121
  SatCon Technology Corp.                        43,000            92
* Inet Technologies, Inc.                         7,800            66
  Brooktrout Technology, Inc.                     6,700            43
* FiberCore, Inc.                                86,800            39
  Diodes Inc.                                     3,500            28
  NEON Systems, Inc.                              4,000            27
* Checkpoint Systems, Inc.                        1,400            24
* Clarent Corp.                                  58,800            23
* Micro General Corp.                               600            10
                                                             --------
                                                              774,279
                                                              -------
UTILITIES (1.0%)
* General Communication, Inc.                 1,181,100        11,787
* Nextel Partners, Inc.                       1,925,600         9,801
* Allegiance Telecom, Inc.                    2,340,000         4,750
* Commonwealth Telephone
    Enterprises, Inc.                           105,640         3,998
* Intrado Inc.                                  213,400         3,967
* Triton PCS, Inc.                              402,400         3,239
* US Unwired Inc.                               421,400         2,684
* Touch America Holdings, Inc.                  760,000         2,576
  AirGate PCS, Inc.                             158,100         2,261
  Black Hills Corp.                              60,100         2,095
  Philadelphia Suburban Corp.                    74,250         1,789
* IDT Corp.                                      60,600         1,212
  North Pittsburgh Systems, Inc.                 48,900           813
  Hickory Tech Corp.                             31,100           522
* NTELOS Inc.                                    58,400           164
* Dobson Communications Corp.                    69,300           136
  Middlesex Water Co.                             3,100            77
                                                              -------
                                                               51,871
                                                              -------
OTHER (0.7%)
  Brunswick Corp.                               854,500        24,088
  Lancaster Colony Corp.                         84,700         3,261
  Carlisle Co., Inc.                             57,900         2,344
  GenCorp, Inc.                                 108,700         1,707
  Walter Industries, Inc.                       115,200         1,555
  Quixote Corp.                                  30,900           601
                                                               -------
                                                               33,556
                                                               -------
----------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $4,102,419)                                          4,465,915
----------------------------------------------------------------------
                                                   Face        Market
                                                 Amount        Value*
                                                  (000)         (000)
----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (12.6%) (1)
----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(3) 1.83%, 7/31/2002                           $ 22,000      $ 21,904
U.S. TREASURY BILLS
1.74%, 6/6/2002                                     749           749
1.82%, 6/6/2002                                     898           898
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.92%, 5/1/2002                                 526,765       526,765
1.92%, 5/1/2002--Note G                          77,708        77,708
----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $628,019)                                              628,024
----------------------------------------------------------------------
TOTAL INVESTMENTS (102.0%)
 (Cost $4,730,438)                                          5,093,939
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-;2.0%)
----------------------------------------------------------------------
Other Assets--Note C                                           58,636
Liabilities--Note G                                          (159,934)
                                                            ----------
                                                             (101,298)
                                                            ----------
----------------------------------------------------------------------
NET ASSETS (100%)                                          $4,992,641
======================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures
     investments,   the  fund's   effective  common  stock  and  temporary  cash
     investment positions represent 96.0% and 6.0%, respectively, of net assets. See Note F in Notes to Financial Statements.
(2) Considered an affiliated company as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $77,473,000.
(3)  Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

                                                               Amount
                                                                (000)
----------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------
Paid-in Capital                                            $4,716,496
Overdistributed Net Investment Income                          (6,579)
Accumulated Net Realized Losses                               (86,072)
Unrealized Appreciation--Note F
 Investment Securities                                        363,501
 Futures Contracts                                              5,295
----------------------------------------------------------------------
NET ASSETS                                                 $4,992,641
======================================================================
Investor Shares--Net Assets
Applicable to 79,802,951 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                 $4,783,035
----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                               $59.94
======================================================================
Admiral Shares--Net Assets
Applicable to 3,766,487 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                   $209,606
----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                $55.65
======================================================================

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

======================================================================
                                                             EXPLORER FUND
                                           Six Months Ended April 30, 2002
                                                                     (000)
---------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Dividends*                                                        $ 8,050
 Interest                                                            4,808
 Security Lending                                                      509
---------------------------------------------------------------------------
  Total Income                                                      13,367
---------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fee                                                          4,414
  Performance Adjustment                                             1,441
The Vanguard Group--Note C
 Management and Administrative
  Investor Shares                                                    9,969
  Admiral Shares                                                       206
 Marketing and Distribution
  Investor Shares                                                      353
  Admiral Shares                                                         3
Custodian Fees                                                          12
Auditing Fees                                                            6
Shareholders' Reports
  Investor Shares                                                      128
  Admiral Shares                                                         1
Trustees' Fees and Expenses                                              3
---------------------------------------------------------------------------
  Total Expenses                                                    16,536
  Expenses Paid Indirectly--Note D                                    (248)
---------------------------------------------------------------------------
  Net Expenses                                                      16,288
---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,921)
---------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold*                                        80,147
 Futures Contracts                                                  31,340
---------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                           111,487
---------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                             511,107
 Futures Contracts                                                  11,804
---------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                   522,911
---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $631,477
===========================================================================
*Dividend income and realized net gain (loss) from affiliated companies were $0 and $4,148,000, respectively.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

===================================================================================================
                                                                              EXPLORER FUND
                                                                     ------------------------------

                                                                     Six Months               Year
                                                                          Ended              Ended
                                                                  Apr. 30, 2002      Oct. 31, 2001
                                                                           (000)              (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations
 Net Investment Income (Loss)                                          $ (2,921)          $ 10,255
 Realized Net Gain (Loss)                                               111,487           (207,701)
 Change in Unrealized Appreciation (Depreciation)                       522,911           (582,165)
---------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations       631,477           (779,611)
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                                        (8,067)           (15,049)
  Admiral Shares                                                           (188)                --
 Realized Capital Gain*
  Investor Shares                                                            --           (837,311)
  Admiral Shares                                                             --                 --
---------------------------------------------------------------------------------------------------
  Total Distributions                                                    (8,255)          (852,360)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note H
 Investor Shares                                                        168,891          1,062,190
 Admiral Shares                                                         204,467                 --
  Net Increase (Decrease) from Capital Share Transactions               373,358          1,062,190
---------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                               996,580           (569,781)
---------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                                  3,996,061          4,565,842
 --------------------------------------------------------------------------------------------------
 End of Period                                                       $4,992,641         $3,996,061
===================================================================================================
*Includes  fiscal 2001  short-term  gain  distributions  totaling  $505,035,000.
Short-term gain  distributions  are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


EXPLORER FUND INVESTOR SHARES
=================================================================================================================
                                                                             Year Ended October 31,
For a Share Outstanding                            Six Months Ended ---------------------------------------------
Throughout Each Period                               April 30, 2002     2001     2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $51.91   $77.28   $61.49   $49.60   $62.31   $55.44
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income (Loss)                                (.036)      .15      .25      .21      .21      .26
 Net Realized and Unrealized Gain
  (Loss) on Investments                                       8.171   (11.36)   23.80    12.18    (6.82)    9.71
-----------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                            8.135   (11.21)   24.05    12.39    (6.61)    9.97
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         (.105)    (.25)    (.23)    (.20)    (.25)    (.27)
 Distributions from Realized Capital Gains                       --   (13.91)   (8.03)    (.30)   (5.85)   (2.83)
-----------------------------------------------------------------------------------------------------------------
  Total Distributions                                         (.105)  (14.16)   (8.26)    (.50)   (6.10)   (3.10)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $59.94   $51.91   $77.28   $61.49   $49.60   $62.31
=================================================================================================================
TOTAL RETURN                                                 15.67%  -16.22%   42.56%   25.14%  -11.22%   18.93%
=================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                        $4,783   $3,996   $4,566   $2,484   $2,196   $2,550
 Ratio of Total Expenses to
  Average Net Assets                                         0.72%*    0.72%    0.71%    0.74%    0.62%    0.62%
 Ratio of Net Investment Income (Loss) to
  Average Net Assets                                       (0.13%)*    0.24%    0.36%    0.36%    0.37%    0.45%
 Portfolio Turnover Rate                                       70%*      77%     123%      79%      72%      84%
=================================================================================================================
*Annualized.

EXPLORER FUND ADMIRAL SHARES
=================================================================================================================
                                                                                               Nov. 12, 2001* to
For a Share Outstanding Throughout The Period                                                      Apr. 30, 2002
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                      $50.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income (Loss)                                                                              (.020)
 Net Realized and Unrealized Gain
  (Loss) on Investments                                                                                    5.777
-----------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                                         5.757
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                                      (.107)
 Distributions from Realized Capital Gains                                                                    --
-----------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                                      (.107)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                            $55.65
=================================================================================================================
TOTAL RETURN                                                                                              11.54%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                                       $210
 Ratio of Total Expenses to Average Net Assets                                                           0.63%**
 Ratio of Net Investment Income (Loss) to Average Net Assets                                           (0.07%)**
 Portfolio Turnover Rate                                                                                   70%**
-----------------------------------------------------------------------------------------------------------------
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The fund uses S&P MidCap 400 and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

     5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Granahan Investment Management, Inc., Wellington Management Company, llp, Chartwell Investment Partners, and Grantham, Mayo, Van Otterloo & Co. LLC provide investment advisory services to the fund for fees calculated at an annual percentage rate of average net assets. The basic fees of Granahan, Wellington, and Chartwell are subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 2000 Index and the Small Company Growth Fund Stock Index (an index of the stocks held by the largest small-capitalization stock mutual funds). The basic fee of Grantham, Mayo, Van Otterloo is subject to quarterly adjustments based on performance relative to the Russell 2000 Growth Index.

     The Vanguard Group provides investment advisory services to a portion of the fund on an at-cost basis; the fund paid Vanguard advisory fees of $140,000 for the six months ended April 30, 2002.

     For the six months ended April 30, 2002, the aggregate investment advisory fee represented an effective annual basic rate of 0.19% of the fund's average net assets before an increase of $1,441,000 (0.06%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2002, the fund had contributed capital of $888,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.89% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisers to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund's management and administrative expenses. For the six months ended April 30, 2002, these arrangements reduced the fund's expenses by $248,000 (an annual rate of 0.01% of average net assets).

E. During the six months ended April 30, 2002, the fund purchased $1,710,266,000 of investment securities and sold $1,454,321,000 of investment securities, other than temporary cash investments.
     At October 31, 2001, the fund had available a capital loss carryforward of $202,603,000 to offset future net capital gains through October 31, 2009.

F. At April 30, 2002, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $363,501,000, consisting of unrealized gains of $951,731,000 on securities that had risen in value since their purchase and $588,230,000 in unrealized losses on securities that had fallen in value since their purchase.

     At April 30, 2002, the aggregate settlement value of open futures contracts expiring in June 2002 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                              (000)
                                                   -----------------------------
                                                     Aggregate      Unrealized
                                    Number of       Settlement    Appreciation
Futures Contracts              Long Contracts            Value  (Depreciation)
--------------------------------------------------------------------------------
S&P MidCap 400 Index                      259      $ 69,781             $1,891
Russell 2000 Index                      1,009       257,900              3,404
--------------------------------------------------------------------------------
Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

G. The market value of securities on loan to broker/dealers at April 30, 2002, was $75,511,000, for which the fund held cash collateral of $77,708,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

H. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                              Six Months Ended                 Year Ended
                               April 30, 2002               October 31, 2001
                              --------------------        ----------------------
                                 Amount     Shares         Amount         Shares
                                  (000)      (000)          (000)          (000)
--------------------------------------------------------------------------------
Investor Shares
 Issued                       $ 711,502     12,086    $ 1,307,520        21,904
 Issued in Lieu of
  Cash Distributions              7,898        133        839,334        14,653
 Redeemed                      (550,509)    (9,400)    (1,084,664)      (18,659)
                               -------------------------------------------------
  Net Increase (Decrease)--
   Investor Shares              168,891      2,819      1,062,190         17,898
                               -------------------------------------------------
Admiral Shares
 Issued                         212,393      3,910             --             --
 Issued in Lieu of
  Cash Distributions                169          3             --             --
 Redeemed                        (8,095)      (147)            --             --
                               -------------------------------------------------
Net Increase (Decrease--
   Admiral Shares               204,467      3,766             --             --
--------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

================================================================================
TRUSTEES (Year Elected )

JOHN J. BRENNAN (1987)       Chairman of the Board,  Chief  Executive  Officer,
                             and Director/Trustee  of The Vanguard  Group,
                             Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)      The Partners of '63 (pro bono ventures in
                             education); Senior Adviser to Greenwich Associates
                             (international business-strategy consulting);
                             Successor Trustee of Yale University; Overseer of the Stern School of Business at New York
                             University; Trustee of the Whitehead Institute for
                             Biomedical Research.

RAJIV L. GUPTA (2001)        Chairman and Chief Executive Officer of Rohm and
                             Haas Co. (chemicals); Director of Technitrol, Inc.
                             (electronic components), and Agere Systems
                             (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel
                             University.

JOANN HEFFERNAN HEISEN (1998)Vice President, Chief Information Officer, and
                             Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                             Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)     Chemical Bank Chairman's Professor of Economics,
                             Princeton University; Director of Vanguard
                             Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm),
                             The Jeffrey Co. (holding company), and NeuVis, Inc.
                             (software company).

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and
                             Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)    Retired Chairman and Chief Executive Officer of
                             Rohm and Haas Co. (chemicals); Director of Cummins
                             Inc. (diesel engines), The Mead Corp. (paper
                             products), and AmerisourceBergen Corp.
                             (pharmaceutical distribution); Trustee of
                             Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS

R. GREGORY BARTON            Secretary; Managing Director and General Counsel
                             of The Vanguard Group, Inc.; Secretary of The
                             Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS            Treasurer; Principal of The Vanguard Group, Inc.;
                             Treasurer of each of the investment companies served by The Vanguard Group.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology.
F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.
Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.
Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.
George U. Sauter, Quantitative Equity Group.
--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-;1996.

                                                                          [LOGO]
                                                              The Vanguard Group
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P MIDCAP 400 is a trademark of The McGraw-Hill Companies, Inc.

All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(TM). Prospectuses may also be viewed online.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q242 062002